UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Belgium: 0.8%
154,400		Ageas	$6,755,211	0.8

		Canada: 3.5%
86,547	@	Canadian Imperial Bank of Commerce	6,498,883	0.8
598,121	@	Cenovus Energy, Inc.	8,850,104	1.1
505,914	@	Shaw Communications, Inc. - Class B	10,501,281	1.3
91,781	@	TransCanada Corp.	2,896,141	0.3
			28,746,409	3.5

		France: 9.7%
272,093		BNP Paribas	16,109,171	2.0
161,694		Casino Guichard Perrachon S.A.	9,237,675	1.1
227,631		Cie de Saint-Gobain	10,043,936	1.2
194,794		Eutelsat Communications	5,810,847	0.7
554,290		Engie SA	9,650,282	1.2
66,497		Sanofi	5,909,855	0.7
258,000		Total S.A.	12,775,708	1.6
152,525		Vinci S.A.	9,908,182	1.2
			79,445,656	9.7

		Germany: 2.1%
345,445		Deutsche Bank AG	8,848,445	1.1
49,700		SAP SE	3,924,781	0.5
86,500		Wincor Nixdorf AG	4,369,623	0.5
			17,142,849	2.1

		Italy: 3.8%
725,061		Assicurazioni Generali S.p.A.	13,772,899	1.7
471,387		ENI S.p.A.	7,666,351	0.9
1,641,400		UniCredit SpA	9,618,684	1.2
			31,057,934	3.8

		Japan: 7.9%
139,600		Canon, Inc.	4,218,574	0.5
401,400		Hitachi Chemical Co., Ltd.	6,685,512	0.8
512,900		Itochu Corp.	6,248,045	0.8
179,500		Japan Post Bank Co. Ltd.	2,537,206	0.3
1,964,100		Mitsubishi UFJ Financial Group, Inc.	12,619,683	1.6
550,300		Mitsui & Co., Ltd.	6,746,929	0.8
932,300		Nissan Motor Co., Ltd.	9,957,944	1.2
320,000		Sumitomo Mitsui Financial Group, Inc.	12,214,064	1.5
71,900		Takeda Pharmaceutical Co., Ltd.	3,498,638	0.4
			64,726,595	7.9

		Netherlands: 2.5%
1,046,960		ArcelorMittal	5,133,702	0.6
600,767		Royal Dutch Shell PLC	14,949,475	1.9
			20,083,177	2.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.2%
2,360,100		Singapore Telecommunications Ltd.	$6,406,018	0.8
219,200		United Overseas Bank Ltd.	3,010,481	0.4
			9,416,499	1.2

		Spain: 1.2%
764,343		Telefonica S.A.	9,407,204	1.2

		Sweden: 1.6%
122,800		Electrolux AB	3,599,019	0.5
901,401		Volvo AB - B Shares	9,305,097	1.1
			12,904,116	1.6

		Switzerland: 5.8%
393,524		Credit Suisse Group AG	8,456,845	1.0
102,587		Novartis AG	8,751,924	1.1
49,081		Roche Holding AG	13,146,891	1.6
458,212		STMicroelectronics NV	3,330,369	0.4
19,900		Syngenta AG	7,329,170	0.9
23,211		Zurich Insurance Group AG	6,109,012	0.8
			47,124,211	5.8

		Taiwan: 1.6%
340,100		MediaTek, Inc.	2,710,264	0.3
465,267	@	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	10,589,477	1.3
			13,299,741	1.6

		United Kingdom: 10.4%
2,377,613		Barclays PLC	7,994,748	1.0
1,195,192		HSBC Holdings PLC	9,536,276	1.2
156,513		Imperial Tobacco Group PLC	8,453,853	1.0
1,714,137		J Sainsbury PLC	6,549,869	0.8
1,898,200		Kingfisher PLC	10,093,277	1.2
833,960		Rexam PLC	7,273,135	0.9
259,023		Rio Tinto PLC	8,576,418	1.0
1,048,000		RSA Insurance Group PLC	6,948,353	0.9
301,150		SSE PLC	6,495,779	0.8
3,822,454		Vodafone Group PLC	12,863,807	1.6
			84,785,515	10.4

		United States: 43.7%
119,911		AbbVie, Inc.	6,972,825	0.9
208,700		ADT Corp.	7,402,589	0.9
114,500		American Electric Power Co., Inc.	6,413,145	0.8
61,206		Amgen, Inc.	9,860,287	1.2
82,151		Apple, Inc.	9,718,463	1.2
177,350		Baxter International, Inc.	6,677,227	0.8
56,238		Bristol-Myers Squibb Co.	3,768,508	0.5
90,580		Caterpillar, Inc.	6,580,637	0.8
251,979		CenturyLink, Inc.	6,785,794	0.8
112,966		Chevron Corp.	10,316,055	1.3
376,139		Cisco Systems, Inc.	10,249,788	1.3
295,600		Citigroup, Inc.	15,989,004	2.0
239,500		ConAgra Foods, Inc.	9,802,735	1.2
83,944		Eli Lilly & Co.	6,886,766	0.8

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
362,600	EMC Corp.	$9,188,284	1.1
128,195	Eversource Energy	6,531,535	0.8
169,248	Exxon Mobil Corp.	13,820,792	1.7
787,173	Freeport-McMoRan, Inc.	6,439,075	0.8
352,150	Gap, Inc.	9,412,970	1.1
532,431	General Electric Co.	15,940,984	2.0
122,764	Intel Corp.	4,268,504	0.5
95,691	Johnson & Johnson	9,687,757	1.2
102,774	JPMorgan Chase & Co.	6,852,970	0.8
126,700	Las Vegas Sands Corp.	5,582,402	0.7
129,757	Macy's, Inc.	5,070,904	0.6
410,700	Mattel, Inc.	10,210,002	1.2
113,200	McDonald's Corp.	12,922,912	1.6
256,247	Metlife, Inc.	13,091,659	1.6
300,476	Microsoft Corp.	16,330,871	2.0
70,178	Molson Coors Brewing Co.	6,458,481	0.8
165,700	Mosaic Co.	5,242,748	0.6
496,487	Pfizer, Inc.	16,269,879	2.0
107,904	PNC Financial Services Group, Inc.	10,305,911	1.3
137,582	Procter & Gamble Co.	10,296,637	1.3
117,200	SanDisk Corp.	8,657,564	1.1
85,000	Schlumberger Ltd.	6,557,750	0.8
191,039	Seagate Technology	6,865,942	0.8
60,000	Stanley Black & Decker, Inc.	6,549,600	0.8
467,050	Symantec Corp.	9,144,839	1.1
50,300	Verizon Communications, Inc.	2,286,135	0.3
101,783	@ Verizon Communications, Inc. - VZC	4,613,012	0.6
		356,023,942	43.7

	Total Common Stock
	(Cost $829,344,701)	780,919,059	95.8

RIGHTS: 0.0%
	Switzerland: 0.0%
393,524	@ Credit Suisse Group AG	240,968	0.0

	Total Rights
	(Cost $–)	240,968	0.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Options on Currencies: 0.3%
17,000,000	@	Call USD vs. Put EUR, Strike @ 1.016, Exp. 02/19/16 Counterparty: Societe Generale	139,199	0.0
15,000,000	@	Call USD vs. Put EUR, Strike @ 1.092, Exp. 12/18/15 Counterparty: BNP Paribas Bank	506,637	0.1
19,000,000	@	Call USD vs. Put EUR, Strike @ 1.090, Exp. 01/20/16 Counterparty: Goldman Sachs & Co.	685,190	0.1
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
30,000,000	@	Call USD vs. Put GBP, Strike @ 1.472, Exp. 02/19/16 Counterparty: Societe Generale	$204,654	0.0
27,000,000	@	Call USD vs. Put GBP, Strike @ 1.510, Exp. 12/18/15 Counterparty: Societe Generale	212,064	0.1
22,000,000	@	Call USD vs. Put GBP, Strike @ 1.499, Exp. 01/20/16 Counterparty: Goldman Sachs & Co.	210,361	0.0
14,000,000	@	Call USD vs. Put JPY, Strike @ 124.930, Exp. 12/18/15 Counterparty: Deutsche Bank AG	22,136	0.0
12,500,000	@	Call USD vs. Put JPY, Strike @ 127.140, Exp. 02/19/16 Counterparty: Goldman Sachs & Co.	54,327	0.0
16,000,000	@	Call USD vs. Put JPY, Strike @ 124.400, Exp. 01/20/16 Counterparty: Societe Generale	121,999	0.0
			2,156,567	0.3

	Total Purchased Options
	(Cost $981,300)		2,156,567	0.3

	Total Investments in Securities (Cost $830,326,001)		$783,316,594	96.1
	Assets in Excess of Other Liabilities		31,838,154	3.9
	Net Assets		$815,154,748	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $830,482,413.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$71,820,304
Gross Unrealized Depreciation	(118,986,123)
Net Unrealized Depreciation	$(47,165,819)

Sector Diversification	Percentage of Net Assets
Financials	22.0%
Information Technology	12.6
Health Care	11.2
Consumer Discretionary	10.1
Industrials	9.6
Energy	9.6
Consumer Staples	6.2
Materials	5.6
Telecommunication Services	5.3
Utilities	3.6
Purchased Options	0.3
Assets in Excess of Other Liabilities	3.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$6,755,211	$–	$6,755,211
Canada	28,746,409	–	–	28,746,409
France	–	79,445,656	–	79,445,656
Germany	–	17,142,849	–	17,142,849
Italy	–	31,057,934	–	31,057,934
Japan	2,537,206	62,189,389	–	64,726,595
Netherlands	–	20,083,177	–	20,083,177
Singapore	–	9,416,499	–	9,416,499
Spain	–	9,407,204	–	9,407,204
Sweden	–	12,904,116	–	12,904,116
Switzerland	–	47,124,211	–	47,124,211
Taiwan	10,589,477	2,710,264	–	13,299,741
United Kingdom	–	84,785,515	–	84,785,515
United States	351,410,930	4,613,012	–	356,023,942
Total Common Stock	393,284,022	387,635,037	–	780,919,059
Rights	240,968	–	–	240,968
Purchased Options	–	2,156,567	–	2,156,567
Total Investments, at fair value	$393,524,990	$389,791,604	$–	$783,316,594
Other Financial Instruments+
Futures	26,756	–	–	26,756
Total Assets	$393,551,746	$389,791,604	$–	$783,343,350
Liabilities Table
Other Financial Instruments+
Futures	$(625,368)	$–	$–	$(625,368)
Written Options	–	(6,504,787)	–	(6,504,787)
Total Liabilities	$(625,368)	$(6,504,787)	$–	$(7,130,155)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2015, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
EURO STOXX 50®	(159)	12/18/15	$(5,888,080)	$3,240
FTSE 100 Index	(63)	12/18/15	(6,027,494)	23,516
Nikkei 225 Index	(93)	12/10/15	(7,467,953)	(315,677)
S&P 500 E-Mini	(67)	12/18/15	(6,967,330)	(309,691)
			$(26,350,857)	$(598,612)

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2015 (Unaudited) (Continued)

At November 30, 2015, the following over-the-counter written options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,700	BNP Paribas Bank	Call on EURO STOXX 50® Index	3,326.830	EUR	12/04/15	$347,978	$(906,138)
4,600	BNP Paribas Bank	Call on EURO STOXX 50® Index	3,525.675	EUR	12/18/15	292,693	(300,523)
4,600	Morgan Stanley	Call on EURO STOXX 50® Index	3,510.840	EUR	01/08/16	313,516	(449,584)
2,800	Barclays Bank PLC	Call on FTSE 100 Index	6,408.288	GBP	01/18/16	$390,609	$(420,633)
2,800	BNP Paribas Bank	Call on FTSE 100 Index	6,414.876	GBP	12/18/15	318,233	(266,006)
2,700	BNP Paribas Bank	Call on FTSE 100 Index	6,431.292	GBP	12/04/15	370,193	(72,774)
88,500	BNP Paribas Bank	Call on Nikkei 225 Index	19,606.130	JPY	12/18/15	253,065	(303,973)
85,000	Citigroup, Inc.	Call on Nikkei 225 Index	20,258.200	JPY	01/08/16	243,609	(171,994)
98,800	Morgan Stanley	Call on Nikkei 225 Index	18,755.280	JPY	12/04/15	349,137	(803,603)
38,100	Citigroup, Inc.	Call on S&P 500 Index	2,117.360	USD	12/18/15	892,805	(389,154)
37,900	Citigroup, Inc.	Call on S&P 500 Index	2,119.160	USD	01/08/16	1,023,289	(677,014)
40,300	Morgan Stanley	Call on S&P 500 Index	2,047.010	USD	12/04/15	1,082,031	(1,483,526)
Options on Currencies
15,000,000	BNP Paribas Bank	Put USD vs. Call EUR	1.186	USD	12/18/15	102,000	(55)
19,000,000	Goldman Sachs & Co.	Put USD vs. Call EUR	1.173	USD	01/20/16	121,600	(5,796)
17,000,000	Societe Generale	Put USD vs. Call EUR	1.111	USD	02/19/16	132,600	(93,552)
22,000,000	Goldman Sachs & Co.	Put USD vs. Call GBP	1.591	USD	01/20/16	103,400	(10,498)
30,000,000	Societe Generale	Put USD vs. Call GBP	1.563	USD	02/19/16	156,000	(87,864)
27,000,000	Societe Generale	Put USD vs. Call GBP	1.608	USD	12/18/15	132,300	(131)
14,000,000	Deutsche Bank AG	Put USD vs. Call JPY	113.550	USD	12/18/15	85,400	(240)
12,500,000	Goldman Sachs & Co.	Put USD vs. Call JPY	117.980	USD	02/19/16	60,000	(49,154)
16,000,000	Societe Generale	Put USD vs. Call JPY	114.960	USD	01/20/16	88,000	(12,575)
			Total Written OTC Options			$6,858,458	$(6,504,787)

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$2,156,567
Equity contracts	Futures contracts	26,756
Total Asset Derivatives		$2,183,323

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$625,368
Equity Contracts	Written options	6,244,922
Foreign exchange contracts	Written options	259,865
Total Liability Derivatives		$7,130,155

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased Options	$-	$506,637	$-	$22,136	$949,878	$-	$677,916	$2,156,567
Total Assets	$-	$506,637	$-	$22,136	$949,878	$-	$677,916	$2,156,567

Liabilities:
Written options	$420,633	$1,849,469	$1,238,162	$240	$65,448	$2,736,713	$194,122	$6,504,787
Total Liabilities	$420,633	$1,849,469	$1,238,162	$240	$65,448	$2,736,713	$194,122	$6,504,787

Net OTC derivative instruments by counterparty, at fair value	$(420,633)	$(1,342,832)	$(1,238,162)	$21,896	$884,430	$(2,736,713)	$483,794	(4,348,220)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(420,633)	$(1,342,832)	$(1,238,162)	$21,896	$884,430	$(2,736,713)	$483,794	$(4,348,220)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016